Allowance for Finance Receivable Losses Allowance Rollforward (Details) (10-K) - USD ($)		1 Months Ended	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2013	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period			$ 608,000,000	$ 199,000,000	$ 186,000,000		$ 176,000,000				$ 333,000,000		$ 183,000,000	$ 587,000,000	$ 176,000,000	$ 176,000,000	$ 333,000,000	$ 183,000,000
Provision for finance receivable losses			257,907	510,000,000	213,611	$ 80,000,000	87,000,000	$ 95,000,000	$ 103,000,000	$ 115,000,000	161,000,000			1,000,344	793,619	1,134,518	614,684	527,000,000
Charge-offs					(80,000,000)									(982,920)		(746,106)	(79,040)	(456,000,000)
Recoveries					15,000,000									1,000,344		1,134,518	614,684	80,000,000
Transfers to finance receivables held for sale																		(1,000,000)
Balance at end of period	$ 199,000,000		672,000,000	587,000,000	199,000,000	186,000,000		176,000,000				$ 333,000,000		672,000,000	199,000,000	587,000,000	176,000,000	333,000,000
Transfers to finance receivables held for sale which have a specific allowance												18,000,000
Finance receivables transferred from held for investment to held for sale	608,000,000																6,700,000,000	17,000,000
Borrowers in Bankruptcy Status [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Charge-offs																	(4,000,000)
OneMain [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period			608,000,000	199,000,000	176,000,000		176,000,000				333,000,000			587,000,000	176,000,000	176,000,000	333,000,000
Provision for finance receivable losses			263,000,000		233,000,000									674,000,000		759,000,000	474,000,000
Charge-offs			(217,000,000)		(257,000,000)									(613,000,000)		(413,000,000)	(438,000,000)
Recoveries			18,000,000		42,000,000									52,000,000		66,000,000	47,000,000
Transfers to finance receivables held for sale																(1,000,000)	(240,000,000)
Balance at end of period	$ 199,000,000		$ 672,000,000	587,000,000	199,000,000	176,000,000		176,000,000				333,000,000		672,000,000	199,000,000	587,000,000	176,000,000	333,000,000
Transfers to finance receivables held for sale which have a specific allowance																608,000,000
Finance receivables transferred from held for investment to held for sale																	6,700,000,000
Restatement Adjustment [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Provision for finance receivable losses						$ 8,000,000
Scenario, Previously Reported [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Provision for finance receivable losses					$ 82,000,000										249,000,000
Consumer Loan [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period							132,000,000				95,000,000		$ 67,000,000	541,000,000	132,000,000	132,000,000	95,000,000	67,000,000
Provision for finance receivable losses																655,000,000	205,000,000	130,000,000
Charge-offs																(292,000,000)	(193,000,000)	(149,000,000)
Recoveries																47,000,000	25,000,000	48,000,000
Transfers to finance receivables held for sale																(1,000,000)	0	(1,000,000)
Balance at end of period				541,000,000				132,000,000				95,000,000				$ 541,000,000	132,000,000	95,000,000
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims																		23,000,000
Number of days past due before which a loan is charged off to the allowance for finance receivable losses													180 days			90 days
Consumer Loan [Member] | Scenario, Previously Reported [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period													$ 67,000,000					67,000,000
Minimum percentage of original loan amount to be received before charge-off (as a percent)													5.00%
Consumer Loan [Member] | Change in Charge Off Policy for Loans and Leases Receivable [Member] | Restatement Adjustment [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period													$ 67,000,000					67,000,000
Charge-offs													(13,000,000)
Spring Castle Portfolio [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period							3,000,000				1,000,000		0	4,000,000	3,000,000	$ 3,000,000	1,000,000	0
Provision for finance receivable losses																88,000,000	152,000,000	133,000,000
Charge-offs																(99,000,000)	(164,000,000)	(138,000,000)
Recoveries																12,000,000	14,000,000	6,000,000
Transfers to finance receivables held for sale																0	0	0
Balance at end of period				4,000,000				3,000,000				1,000,000				4,000,000	3,000,000	1,000,000
Finance Receivables Originated [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims																		37,000,000
Adjustment for the subsequent buyback of previously charged-off finance receivables sold		$ 4,000,000
Credit Card Receivable [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period							1,000,000				2,000,000		2,000,000	1,000,000	1,000,000	1,000,000	2,000,000	2,000,000
Provision for finance receivable losses																2,000,000	3,000,000	(1,000,000)
Charge-offs																(3,000,000)	(5,000,000)	(9,000,000)
Recoveries																1,000,000	1,000,000	10,000,000
Transfers to finance receivables held for sale																0	0	0
Balance at end of period				1,000,000				1,000,000				2,000,000				1,000,000	1,000,000	2,000,000
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims																		5,000,000
Residential Portfolio Segment [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period							$ 40,000,000				$ 235,000,000		$ 114,000,000	$ 41,000,000	$ 40,000,000	40,000,000	235,000,000	114,000,000
Provision for finance receivable losses																14,000,000	114,000,000	265,000,000
Charge-offs																(19,000,000)	(76,000,000)	(160,000,000)
Recoveries																6,000,000	7,000,000	16,000,000
Transfers to finance receivables held for sale																0	(240,000,000)	0
Balance at end of period				$ 41,000,000				$ 40,000,000				$ 235,000,000				$ 41,000,000	40,000,000	235,000,000
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims																	$ 2,000,000	$ 9,000,000
Revolving Credit Facility [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Number of days past due before which a loan is charged off to the allowance for finance receivable losses																180 days